Financial instruments by categories (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Colombia, Pesos
IfrsStatementLineItems [Line Items]
Increase in exchange rate	R$ 1,755	R$ 2,407
Increase in exchange rate	1,436	1,675
Mexico, Pesos
IfrsStatementLineItems [Line Items]
Increase in exchange rate	1,901	(1,350)
Increase in exchange rate	1,556	(1,105)
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Increase in exchange rate	(48,473)	(8,398)
Increase in exchange rate	R$ (39,660)	R$ (6,871)